Share-based payments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Share Based Payment Arrangements [Abstract]
Schedule of Movements in RSUs	Movements in RSUs during the six months ended 30 June 2026 are as follows:

	2026
	RSUs	Weighted Average Fair Value
Outstanding at 1 January	1,756,072	$8.65
New grants during the year	2,962,434	$4.15
Forfeited during the year	(280,032)	$9.46
Vested during the year	(1,098,365)	$6.39
Outstanding at 30 June	3,340,109	$5.33

Schedule of Share-based Payment Expense
The Group recognized $5.3 million and $3.4 million of share-based payment expense during the six months ended 30 June 2026 and 2025, respectively, as follows:

	2026	2025
Cost of product revenue	275	1,273
Research and development expenses	864	766
General and administrative expenses	4,126	1,379
	5,265	3,418